UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Van Berkom & Associates Inc.
Address: 1130 Sherbrooke St West, s# 1005
         Montreal, Quebec, Canada H3A 2M8

13F File Number:  028-14507

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mathieu Sirois
Title:     Vice-President & Senior Portfolio Mngr, U.S. Small Cap
Phone:     514 985-5759

Signature, Place, and Date of Signing:

  /s/ Mathieu Sirois     Montreal, QC     April 16, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $381,812 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AUDIOVOX CORP                  CL A             050757103     3476   337784 SH       SOLE                    44300        0   293484
BALDWIN & LYONS INC            CL B             057755209     5871   214975 SH       SOLE                    28100        0   186875
BEL FUSE INC                   CL A             077347201     3033    87500 SH       SOLE                    10900        0    76600
BROWN & BROWN INC              COM              115236101     7209   274100 SH       SOLE                    35900        0   238200
CSG SYS INTL INC               COM              126349109     5436   255800 SH       SOLE                    33300        0   222500
CAL DIVE INTL INC DEL          COM              12802T101     8018   534500 SH       SOLE                    70200        0   464300
CARBO CERAMICS INC             COM              140781105     7970   157100 SH       SOLE                    20700        0   136400
CARLISLE COS INC               COM              142339100     6405   131800 SH       SOLE                    17400        0   114400
CHARLES RIV LABS INTL INC      COM              159864107     6581   117200 SH       SOLE                    15400        0   101800
CHEMED CORP NEW                COM              16359R103     9865   158700 SH       SOLE                    20800        0   137900
CORPORATE EXECUTIVE BRD CO     COM              21988R102     6838    92100 SH       SOLE                    12100        0    80000
DESCARTES SYS GROUP INC        COM              249906108    14314  3034200 SH       SOLE                   666800        0  2367400
DEVRY INC DEL                  COM              251893103     8198   221500 SH       SOLE                    29000        0   192500
DOLLAR TREE INC                COM              256747106     8773   216400 SH       SOLE                    28400        0   188000
ETHAN ALLEN INTERIORS INC      COM              297602104     6221   190300 SH       SOLE                    24800        0   165500
FORWARD AIR CORP               COM              349853101     6203   208300 SH       SOLE                    27200        0   181100
GILDAN ACTIVEWEAR INC          COM              375916103    14253   360500 SH       SOLE                   104800        0   255700
GLADSTONE INVT CORP            COM              376546107     2106   164032 SH       SOLE                    21500        0   142532
HEWITT ASSOCS INC              COM              42822Q100     7665   218700 SH       SOLE                    28600        0   190100
HOME DIAGNOSTICS INC DEL       COM              437080104     7539   787000 SH       SOLE                   102900        0   684100
HOUSEVALUES INC                COM              44183Y102     4014  1023900 SH       SOLE                   136600        0   887300
INTERACTIVE DATA CORP          COM              45840J107    11297   400620 SH       SOLE                    52500        0   348120
INTERNATIONAL SPEEDWAY CORP    COM              460335201    10053   219200 SH       SOLE                    28700        0   190500
JACKSON HEWITT TAX SVCS INC    COM              468202106     9915   354600 SH       SOLE                    46000        0   308600
KINETIC CONCEPTS INC           COM NEW          49460W208     6574   116800 SH       SOLE                    15200        0   101600
LHC GROUP INC                  COM              50187A107    11051   514733 SH       SOLE                    67300        0   447433
LEARNING TREE INTL INC         COM              522015106    11023   620300 SH       SOLE                    81200        0   539100
QLOGIC CORP                    COM              747277101     7922   589000 SH       SOLE                    77200        0   511800
RADIATION THERAPY SVCS INC     COM              750323206     5544   266300 SH       SOLE                    35000        0   231300
RITCHIE BROS AUCTIONEERS       COM              767744105     5536    85040 SH       SOLE                    19540        0    65500
SAGA COMMUNICATIONS INC        COM NEW          786598300     6495   884898 SH       SOLE                   114400        0   770498
SELECT COMFORT CORP            COM              81616X103     5637   404100 SH       SOLE                    52667        0   351433
SONIC SOLUTIONS                COM              835460106     7140   681967 SH       SOLE                    81900        0   600067
SOTHEBYS                       COM              835898107    10351   216600 SH       SOLE                    28400        0   188200
STANTEC INC                    COM              85472N109    18954   579800 SH       SOLE                   126400        0   453400
TEMPUR PEDIC INTL INC          COM              88023U101    12977   363000 SH       SOLE                    47600        0   315400
USA MOBILITY INC               COM              90341G103     7512   445310 SH       SOLE                    59660        0   385650
UNIVERSAL HLTH SVCS INC        COM              913903100     8011   147200 SH       SOLE                    19270        0   127930
UNIVERSAL TECHNICAL INST INC   COM              913915104     3290   182800 SH       SOLE                    24000        0   158800
VITRAN CORPORATION             COM              92850E107     6834   412150 SH       SOLE                    86600        0   325550
WADDELL & REED FINL INC        COM              930059100    11174   413400 SH       SOLE                    54300        0   359100
WILEY JOHN & SONS INC          COM              968223206     8007   178200 SH       SOLE                    23300        0   154900
WORLD WRESTLING ENTMT INC      COM              98156Q108     6527   432800 SH       SOLE                    56500        0   376300